Segment Reporting - Schedule of Revenue and Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue and Expense [Abstract]
Revenue	$ 23,555,839	$ 23,318,482	$ 20,628,643
Expenses	(31,347,551)	(21,813,083)	(19,103,222)
Income tax (expense)	213,018	229,517	229,218
Net (loss) income	$ (8,004,730)	$ 1,275,882	$ 1,296,203